Consolidating Financial Statements (details) - Consolidating Statement of Income (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Consolidating Statement of Income
Premiums		$ 6,183	$ 5,981
Net investment income		610	544
Fee income		113	117
Net realized investment gains (losses)	[1]	5	(9)
Other revenues		31	53
Total revenues		6,942	6,686
Claims and claim adjustment expenses		4,094	3,712
Amortization of deferred acquisition costs		1,003	971
General and administrative expenses		996	995
Interest expense		89	91
Total claims and expenses		6,182	5,769
Income before income taxes		760	917
Income tax expense (benefit)		143	226
Net income		617	691
Total other-than-temporary impairment losses		(1)	(28)
Other-than-temporary impairment losses recognized in net realized investment gains (losses)		(2)	(18)
Other-than-temporary impairment gains (losses) recognized in other comprehensive income		1	(10)
TPC [Member]
Consolidating Statement of Income
Premiums		4,228	4,085
Net investment income		412	376
Fee income		113	117
Net realized investment gains (losses)		(4)	(16)
Other revenues		24	48
Total revenues		4,773	4,610
Claims and claim adjustment expenses		2,752	2,520
Amortization of deferred acquisition costs		668	650
General and administrative expenses		703	704
Interest expense		12	12
Total claims and expenses		4,135	3,886
Income before income taxes		638	724
Income tax expense (benefit)		130	199
Net income		508	525
Total other-than-temporary impairment losses			(14)
Other-than-temporary impairment losses recognized in net realized investment gains (losses)		(1)	(9)
Other-than-temporary impairment gains (losses) recognized in other comprehensive income		1	(5)
Other Subsidiaries [Member]
Consolidating Statement of Income
Premiums		1,955	1,896
Net investment income		194	166
Net realized investment gains (losses)		9	7
Other revenues		9	16
Total revenues		2,167	2,085
Claims and claim adjustment expenses		1,342	1,192
Amortization of deferred acquisition costs		335	321
General and administrative expenses		292	298
Total claims and expenses		1,969	1,811
Income before income taxes		198	274
Income tax expense (benefit)		54	69
Net income		144	205
Total other-than-temporary impairment losses		(1)	(14)
Other-than-temporary impairment losses recognized in net realized investment gains (losses)		(1)	(9)
Other-than-temporary impairment gains (losses) recognized in other comprehensive income			(5)
TRV [Member]
Consolidating Statement of Income
Net investment income		4	2
Total revenues		4	2
General and administrative expenses		3	4
Interest expense		77	79
Total claims and expenses		80	83
Income before income taxes		(76)	(81)
Income tax expense (benefit)		(41)	(42)
Net income of subsidiaries		652	730
Net income		617	691
Eliminations [Member]
Consolidating Statement of Income
Other revenues		(2)	(11)
Total revenues		(2)	(11)
General and administrative expenses		(2)	(11)
Total claims and expenses		(2)	(11)
Net income of subsidiaries		(652)	(730)
Net income		$ (652)	$ (730)

[1]	Total other-than-temporary impairment (OTTI) losses were $(1) million and $(28) million for the three months ended March 31, 2017 and 2016, respectively. Of total OTTI, credit losses of $(2) million and $(18) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in net realized investment gains (losses). In addition, unrealized gains (losses) from other changes in total OTTI of $1 million and $(10) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in other comprehensive income as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.